G4 Employee information (Tables)	12 Months Ended
Dec. 31, 2019
Number And Average Number Of Employees [Abstract]
Summary of Average Number of Employees

Employee numbers, wages and salaries

Average number of employees by gender and market area
	2019			2018
	Women	Men	Total	Women	Men	Total
South East Asia, Oceania and India	4,821	19,230	24,051	4,740	18,957	23,697
North East Asia	4,376	9,003	13,379	4,024	8,375	12,399
North America	1,980	7,381	9,361	2,057	7,520	9,577
Europe and Latin America 1) 2)	10,180	33,262	43,442	11,627	36,290	47,917
Middle East and Africa	739	3,531	4,270	700	3,553	4,253
Total	22,096	72,407	94,503	23,148	74,695	97,843
1) Of which in Sweden	2,723	9,324	12,047	3,059	9,976	13,035
2) Of which in EU	8,069	26,257	34,326	8,918	27,590	36,508

Summary of Number of Employees by Market Area

Number of employees by market area at year-end
	2019	2018
South East Asia, Oceania and India	24,559	23,959
North East Asia	13,783	12,788
North America	9,643	9,727
Europe and Latin America 1) 2)	47,135	44,621
Middle East and Africa	4,297	4,264
Total	99,417	95,359
1) Of which in Sweden	12,730	12,502
2) Of which in EU	37,989	35,268

Summary of Number of Employees by Gender and Age
Number of employees by gender and age at year-end 2019
	Women	Men	Percent of total
Under 25 years old	1,258	2,179	3%
25–35 years old	9,726	24,871	35%
36–45 years old	6,989	25,139	32%
46–55 years old	4,775	16,884	22%
Over 55 years old	1,659	5,937	8%
Percent of total	25%	75%	100%

Summary of Employee Movements
Employee movements
	2019	2018
Headcount at year-end	99,417	95,359
Employees who have left the Company	11,078	16,630
Employees who have joined the Company	15,136	11,254
Temporary employees	582	560

Summary of Wages and Salaries and Social Security Expenses
Wages and salaries and social security expenses
(SEK million)	2019	2018
Wages and salaries	58,620	53,298
Social security expenses	14,043	13,863
Of which pension costs	5,170	4,882

Summary of Remuneration to Board Members and Presidents in Subsidiaries

Remuneration to Board members and Presidents in subsidiaries
(SEK million)	2019	2018
Salary and other remuneration	369	273
Of which annual variable remuneration	83	28
Pension costs 1)	25	25

1)	Pension costs are over and above any social security charges and taxes.

Summary of Board Members, Presidents and Group Management by Gender
Board members, Presidents and Group management by gender at year end
	2019		2018
	Women	Men	Women	Men
Parent Company
Board members and President	23%	77%	23%	77%
Group Management	20%	80%	27%	73%

Subsidiaries
Board members and Presidents	19%	81%	19%	81%